Taxation - Deferred Income Taxes (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Deferred Tax Assets [Abstract]
Pensions and stock options	$ 1	$ 2
Provisions	31	30
Net operating losses carried forward	251	259
Intangibles	4	0
Other	3	0
Gross deferred tax assets	290	291
Valuation allowance	(219)	(255)
Deferred tax assets, net of valuation allowance	71	36
Deferred Tax Liability [Abstract]
Property, plant and equipment	30	30
Unremitted Earnings of Subsidiaries	8	10
Deferred gain	34	0
Intangibles	0	4
Gross deferred tax liabilities	72	44
Net deferred tax liability	$ (1)	$ (8)